BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 80.1%
	COMMUNICATIONS — 3.1%
375,043	Auto Trader Group PLC1	$2,484,398
51,214	Booking Holdings, Inc.*	9,128,383
425,388	Comcast Corp.	10,443,275
244,335	Fox Corp.	12,744,514
3,777,000	HKT Trust and HKT, Ltd.1	5,615,856
460,632	Informa PLC1	5,528,039
897,344	Koninklijke KPN NV1	4,427,929
401,039	Pearson PLC1	6,366,053
254,301	Tele2 AB1	4,431,411
		61,169,858
	CONSUMER DISCRETIONARY — 6.1%
47,031	Amadeus IT Group SA1	2,746,599
138,896	Aristrocrat Leisure, Ltd.1	5,895,837
127,481	Buckle, Inc.	5,379,698
120,094	Bunzl PLC	4,192,080
678,188	Copart, Inc.*	19,118,120
15,326	Dillard's, Inc.	8,098,565
117,741	Industria de Diseno Textil SA1	7,419,885
29,744	InterContinental Hotels Group PLC1	5,123,404
221,485	Lottomatica Group SPA1	6,153,339
4,605	NVR, Inc.*	31,375,707
122,500	Open House Group Co., Ltd.1	6,389,371
16,530	Pool Corp.	3,552,297
162,425	Signet Jewelers, Ltd.	14,001,035
		119,445,937
	CONSUMER STAPLES — 2.5%
112,048	British American Tobacco PLC1	6,955,430
34,749	Canadian Tire Corporation, Ltd.1	4,784,647
62,584	Danone1	5,133,162
70,716	Empire Company, Ltd.1	2,475,745
190,386	Glanbia PLC1	5,324,167
320,312	Haleon PLC1	1,478,190
41,687	Kerry Group PLC1	3,829,541
10,987	Philip Morris International, Inc.	1,987,658
60,614	Reckitt Benckiser Group PLC1	3,950,894
28,234	Salmar ASA1	1,321,610
1,238,932	Tesco PLC1	7,542,732
79,400	Toyo Suisan Kaisha, Ltd.1	5,073,490
		49,857,266

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY — 3.8%
14,760	Gaztransport ET Technigaz SA1	$3,137,083
124,650	HF Sinclair Corp.	8,681,873
97,435	Landbridge Company LLC	7,720,749
46,664	Marathon Petroleum Corp.	11,930,585
161,652	Shell PLC1	6,292,825
15,948	Texas Pacific Land Corp.	6,979,483
61,257	TotalEnergies SE1	4,764,490
47,550	Valero Energy Corp.	12,383,922
163,859	Weatherford International PLC	13,354,508
		75,245,518
	FINANCIALS — 14.7%
312,200	AIA Group, Ltd.1	2,844,497
753,561	AIB Group PLC1	8,852,389
191,159	Arch Capital Group, Ltd.*	18,553,893
165,147	AXA SA1	8,279,432
131,574	Bank Leumi Le-Israel1	2,937,998
39,774	BAWAG Group AG1	7,971,525
656,100	BOC Aviation, Ltd.1	6,797,728
455,731	Brown & Brown, Inc.	29,235,144
36,182	Hingham Institution for Savings	11,113,301
204,995	IG Group Holdings PLC1	4,946,404
64,968	KBC Group NV1	8,861,356
46,148	Kinsale Capital Group, Inc.	15,220,072
39,065	London Stock Exchange Group PLC1	4,231,915
756,306	Medibank Private, Ltd.1	2,604,125
396,900	Mitsubishi UFJ Financial Group, Inc.1	7,831,769
760,512	NatWest Group PLC1	6,732,624
87,986	NN Group N.V.1	7,711,567
321,074	Nordea Bank Abp1	6,092,615
481,700	Oversea-Chinese Banking Corporation, Ltd.1	9,232,164
75,874	Phoenix Financial, Ltd.1	4,191,666
96,489	Primerica, Inc.	27,422,174
335,500	RLI Corp.	19,817,985
19,275	Royal Bank of Canada1	3,989,908
122,008	Scorpio Tankers, Inc.	8,450,274
289,400	Shizuoka Financial Group, Inc.1	5,386,464
200,300	Singapore Exchange, Ltd.1	3,728,961
196,400	Sumitomo Mitsui Financial Group, Inc.1	7,668,693
396,829	Suncorp Group Ltd.	5,303,267
128,711	Teekay Tankers, Ltd.	8,349,483
61,950	Toronto Dominion Bank1	7,529,627
376,445	Tryg A/S1	8,573,365

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
84,816	UniCredit SPA1	$7,588,883
		288,051,268
	HEALTH CARE — 7.6%
44,615	AstraZeneca PLC1	8,349,347
94,200	Chugai Pharmaceutical Co., Ltd.1	4,366,730
35,445	Elevance Health, Inc.	13,707,645
48,306	Fresenius SE & Co KGaA1	2,207,473
18,594	Galenica AG1	1,943,190
43,464	Humana, Inc.	17,264,770
40,640	IDEXX Laboratories, Inc.*	21,394,521
194,917	Lantheus Holdings, Inc.*	21,624,092
86,771	Molina Healthcare, Inc.*	19,844,528
64,197	Novartis AG1	10,073,831
21,016	Roche Holding AG1	8,670,582
192,000	Takeda Pharmaceutical Co., Ltd.1	6,089,894
25,107	United Therapeutics Corp.*	13,603,726
		149,140,329
	INDUSTRIALS — 20.5%
83,985	ABB, Ltd.1	9,118,461
162,900	Ametek, Inc.	39,412,026
273,326	Amphenol Corp., Class A	48,192,840
360,937	BAE Systems PLC1	8,833,744
216,197	Canadian Pacific Kansas City	18,733,470
219,855	Compass Group PLC1	7,101,316
415,981	Fastenal Company	19,979,567
111,154	Gentex Corp.	2,808,862
565,447	Graco, Inc.	42,753,448
283,075	HEICO Corp., Class A	73,007,883
205,300	Hitachi, Ltd.1	5,647,724
75,683	Old Dominion Freight Line, Inc.	16,392,938
61,433	Prysmian SPA1	10,258,019
83,611	RBC Bearings, Inc.*	53,850,501
192,194	RELX PLC1	6,035,414
170,457	Ryanair Holdings PLC1	5,330,064
20,066	Safran SA1	7,914,803
33,090	Schneider Electric SE1	10,797,196
67,503	Stantec, Inc.1	4,654,198
39,382	Vinci SA1	5,754,252
158,701	Weir Group PLC1	5,063,684
		401,640,410

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 6.7%
67,768	Anglo American PLC1	$3,325,268
113,976	CF Industries Holdings, Inc.	12,339,042
135,243	Core Natural Resources, Inc.	10,822,145
64,564	Linde PLC1	33,504,842
158,727	LyondellBasell Industries - Class A	8,356,976
42,381	Martin Marietta Materials, Inc.	24,441,123
8,700	Nissan Chemical Corp.1	453,562
28,795	Rio Tinto, Ltd.1	3,441,432
85,000	Simpson Manufacturing Co, Inc.	17,794,750
13,540	Vulcan Materials Co.	3,994,435
149,253	Warrior Met Coal, Inc.	12,113,373
		130,586,948
	REAL ESTATE — 0.3%
630,300	Mitsui Fudosan Co, Ltd.1	5,813,381

	TECHNOLOGY — 14.0%
14,057	Applied Materials, Inc.	10,163,211
9,413	ASML Holding NV1	18,525,507
97,600	BIPROGY, Inc.1	2,563,633
67,963	Cisco Systems, Inc.	7,982,934
49,719	Euronext NV1	7,958,123
75,749	Gartner, Inc.*	9,818,585
569,075	HP, Inc.	12,485,506
65,099	Intel Corp.	9,089,773
32,385	Interdigital, Inc.	9,169,165
34,813	KLA Corp.	10,503,430
23,957	Lam Research Corp.	10,381,287
9,035	Micron Technology, Inc.	10,429,010
45,386	Moody's Corp.	20,556,227
41,636	MSCI, Inc.	23,317,826
23,780	NICE, Ltd.*	2,160,413
151,600	OBIC Co., Ltd.1	3,566,016
26,011	SAP SE1	3,984,943
304,300	Sony Group Corp.1	6,141,234
29,037	Taiwan Semiconductor Manufacturing Co., Ltd. SP ADR	13,867,200
63,651	Teledyne Technologies, Inc.*	42,448,852
53,663	Tyler Technologies, Inc.*	15,694,281
136,771	Veeva Systems, Inc. - Class A*	24,272,749
		275,079,905
	UTILITIES — 0.8%
691,077	Enel SPA1	7,943,750

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
455,823	National Grid PLC1	$7,550,284
		15,494,034
	TOTAL COMMON STOCKS
	(Cost $1,146,826,531)	1,571,524,854

	INVESTMENT FUNDS — 14.2%
	HWC Long Onshore Fund, LP2,*	$278,502,064
	TOTAL INVESTMENT FUNDS
	(Cost $266,500,000)	278,502,064

	TOTAL INVESTMENTS — 94.3%	1,850,026,918

	CASH EQUIVALENTS — 9.6%
	Fidelity Investments Money Market Treasury Portfolio — Class I, 3.55%3	$189,075,647
	TOTAL CASH EQUIVALENTS	189,075,647

	TOTAL INVESTMENTS AND CASH EQUIVALENTS — 103.9%
	(Cost $1,413,326,531)	2,039,102,565
	Liabilities in Excess of Other Assets — (3.9)%	(77,046,519)
	TOTAL NET ASSETS — 100.0%	$1,962,056,046

PLC	– Public Limited Company
SA	– Société Anonyme
LLC	– Limited Liability Company
SE	– Societas Europea
ADR	– American Depository Receipt
SP ADR	– Sponsored American Depository Receipt
LP	– Limited Partnership

1	Foreign security denominated in U.S. Dollars.
2

Partnership is not designated in units. The Fund owns approximately 30.91% of HWC Long Master Fund, LP through its investment in HWC Long Onshore Fund, LP, which invests substantially all of its assets in HWC Long Master Fund, LP, and has contractually waived its right to vote its interests.

3	The rate is the annualized seven-day yield at period end.
*	Non-income producing security.

Additional information on Investment Funds is as follows:

Security	Redemption Permitted	Acquisition Date	Investment Strategy	Redemption Notice Period
HWC Long Onshore Fund, LP	Quarterly	5/1/2024	Long-Only Equities[a]	45 Days

a This investment category includes investment funds that make long-only investments in equity securities that are deemed by investment managers to be undervalued and to present certain sustainable advantages.